                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       JUNE 30, 2000
                                              -----------------------------

Check here if Amendment [ ]; Amendment Number:
                                               -------
   This Amendment (Check only one.):    [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        ADVENT INTERNATIONAL CORPORATION
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Address:     75 STATE STREET
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             BOSTON, MA  02109
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13F File Number:  28- 6054
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:        JANET L. HENNESSY
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Title:       VICE PRESIDENT AND TREASURER
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Phone:       (617) 951-9447
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Signature, Place, and Date of Signing:

/s/ Janet L. Hennessy                  BOSTON, MA                  8/11/00
---------------------------      ---------------------          -----------
     [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)








    FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         NONE
                                                --------------------------

Form 13F Information Table Entry Total:                     31
                                                --------------------------

Form 13F Information Table Value Total:         $        642,297
                                                --------------------------
                                                       (thousands)















FORM 13F INFORMATION TABLE


          COLUMN 1                COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5     COLUMN 6    COLUMN 7
                                                              VALUE    SHRS OR  SH/ PUT   INVESTMENT   OTHER
       NAME OF ISSUER          TITLE OF CLASS     CUSIP      (x$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS
----------------------------   --------------  -----------  ---------  -------  --------  ----------  --------

ADVANCED RADIO TELECOM CORP.           COMMON  00754U-10-1     54,829  3,748,965                SOLE
--------------------------------------------------------------------------------------------------------------
BIOMET, INC.                           COMMON  090613-10-0     16,068    418,042                SOLE
--------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS, INC.                    COMMON  17275R-10-2      5,572     87,658                SOLE
--------------------------------------------------------------------------------------------------------------
CORSAIR COMMUNICATIONS, INC.           COMMON  220406-10-2     22,589    785,709                SOLE
--------------------------------------------------------------------------------------------------------------
CUBIST PHARMACEUTICALS, INC.           COMMON  229678-10-7      1,313     26,667                SOLE
-------------------------------------------------------------------------------------------------------------
CV THERAPEUTICS, INC.                  COMMON  126667-10-4      1,313     18,944                SOLE
-------------------------------------------------------------------------------------------------------------
DOLLAR TREE STORES INC                 COMMON  256747-10-6    116,449  2,943,425                SOLE
-------------------------------------------------------------------------------------------------------------
EPIX MEDICAL, INC.                     COMMON  26881Q-10-1      6,397    430,019                SOLE
-------------------------------------------------------------------------------------------------------------
EURONET SERVICES, INC.                 COMMON  298736-10-9      6,451    737,268                SOLE
-------------------------------------------------------------------------------------------------------------
EXELIXIS                               COMMON  30161Q-10-4     57,772  1,730,997                SOLE
-------------------------------------------------------------------------------------------------------------
FLIR SYSTEMS, INC.                     COMMON  302445-10-1      6,477    996,524                SOLE
-------------------------------------------------------------------------------------------------------------
GOLDBANC CORP.                         COMMON  379907-10-8      3,273    654,666                SOLE
-------------------------------------------------------------------------------------------------------------
ILEX ONCOLOGY, INC.                    COMMON  451923-10-6     47,541  1,348,676                SOLE
-------------------------------------------------------------------------------------------------------------
JACADA LTD.                          ORDINARY  M6184R-10-1      4,243    334,440                SOLE
-------------------------------------------------------------------------------------------------------------
JAZZTEL P.L.C.                 SPONSORED ADRs  47214R-15-2    146,959  5,598,423                SOLE
-------------------------------------------------------------------------------------------------------------
KERAVISION, INC.                       COMMON  492061-10-6      1,015    210,902                SOLE
-------------------------------------------------------------------------------------------------------------
LECROY CORPORATION                     COMMON  52324W-10-9      4,938    500,000                SOLE
-------------------------------------------------------------------------------------------------------------
LIONBRIDGE TECHNOLOGIES, INC.          COMMON  536252-10-9     42,549  4,364,004                SOLE
-------------------------------------------------------------------------------------------------------------
MEDICONSULT.COM, INC.                  COMMON  58469J-10-0      4,207  2,804,510                SOLE
-------------------------------------------------------------------------------------------------------------
ORCKIT COMMUNICATIONS                  COMMON  m75318-10-7        408     30,798                SOLE
-------------------------------------------------------------------------------------------------------------
PIXTECH INC.                           COMMON  72583K-10-9        971    500,945                SOLE
-------------------------------------------------------------------------------------------------------------
PRECISE SOFTWARE SOLUTIONS             COMMON  m41450-10-3     42,707  1,779,456                SOLE
-------------------------------------------------------------------------------------------------------------
SEAGATE TECHNOLOGY, INC.               COMMON  81180-410-3      2,840     51,177                SOLE
-------------------------------------------------------------------------------------------------------------
SMARTERKIDS.COM, INC.                  COMMON  83169C-10-6        882    478,543                SOLE
-------------------------------------------------------------------------------------------------------------
TERAYON COMMUNICATION SERVICES         COMMON  927646-10-9        532      8,282                SOLE
-------------------------------------------------------------------------------------------------------------
TIOGA                                  COMMON  m8789g-10-0        520     30,798                SOLE
-------------------------------------------------------------------------------------------------------------
VEECO, INC.                            COMMON  922417-10-0     32,051    437,561                SOLE
-------------------------------------------------------------------------------------------------------------
VISION TWENTY-ONE, INC.                COMMON  92831N-10-1          5     14,527                SOLE
-------------------------------------------------------------------------------------------------------------
WORLD ACCESS INC.                      COMMON  98141A-10-1      2,570    232,339                SOLE
-------------------------------------------------------------------------------------------------------------
WORLDGATE COMMUNICATIONS, INC.         COMMON  98156L-30-7      6,731    379,218                SOLE
-------------------------------------------------------------------------------------------------------------
ZINDART LIMITED                SPONSORED ADRs  989597-10-9      2,125    708,444                SOLE
-------------------------------------------------------------------------------------------------------------
                                                              642,297















                                                     COLUMN 8
                                  ----------------------------------------------
                                                 VOTING AUTHORITY
                                      SOLE            SHARED           NONE
                                      ----            ------           ----


ADVANCED RADIO TELECOM CORP.         1,248,965        1,780,580       719,420
--------------------------------------------------------------------------------
BIOMET, INC.                           418,042
--------------------------------------------------------------------------------
CISCO SYSTEMS, INC.                     87,658
--------------------------------------------------------------------------------
CORSAIR COMMUNICATIONS, INC.           785,709
--------------------------------------------------------------------------------
CUBIST PHARMACEUTICALS, INC.            26,667
--------------------------------------------------------------------------------
CV THERAPEUTICS, INC.                   18,944
--------------------------------------------------------------------------------
DOLLAR TREE STORES INC               2,943,425
--------------------------------------------------------------------------------
EPIX MEDICAL, INC.                     430,019
--------------------------------------------------------------------------------
EURONET SERVICES, INC.                 737,268
--------------------------------------------------------------------------------
EXELIXIS                             1,730,997
--------------------------------------------------------------------------------
FLIR SYSTEMS, INC.                     996,524
--------------------------------------------------------------------------------
GOLDBANC CORP.                         654,666
--------------------------------------------------------------------------------
ILEX ONCOLOGY, INC.                  1,348,676
--------------------------------------------------------------------------------
JACADA LTD.                            334,440
--------------------------------------------------------------------------------
JAZZTEL P.L.C.                       5,598,423
--------------------------------------------------------------------------------
KERAVISION, INC.                       210,902
--------------------------------------------------------------------------------
LECROY CORPORATION                     500,000
--------------------------------------------------------------------------------
LIONBRIDGE TECHNOLOGIES, INC.        4,364,004
--------------------------------------------------------------------------------
MEDICONSULT.COM, INC.                2,804,510
--------------------------------------------------------------------------------
ORCKIT COMMUNICATIONS                   30,798
--------------------------------------------------------------------------------
PIXTECH INC.                           425,108          75,837
--------------------------------------------------------------------------------
PRECISE SOFTWARE SOLUTIONS           1,779,456
--------------------------------------------------------------------------------
SEAGATE TECHNOLOGY, INC.                51,177
--------------------------------------------------------------------------------
SMARTERKIDS.COM, INC.                  478,543
--------------------------------------------------------------------------------
TERAYON COMMUNICATION SERVICES           8,282
--------------------------------------------------------------------------------
TIOGA                                   30,798
--------------------------------------------------------------------------------
VEECO, INC.                            437,561
--------------------------------------------------------------------------------
VISION TWENTY-ONE, INC.                 14,527
--------------------------------------------------------------------------------
WORLD ACCESS INC.                      314,594
--------------------------------------------------------------------------------
WORLDGATE COMMUNICATIONS, INC.         379,218
--------------------------------------------------------------------------------
ZINDART LIMITED                        708,444
--------------------------------------------------------------------------------